PUT OPTION LIABILITIES	12 Months Ended
Dec. 31, 2025
PUT OPTION LIABILITIES
PUT OPTION LIABILITIES

17. PUT OPTION LIABILITIES

In 2024, the Group acquired equity interests in Shenma and Beijing Naonao through a combination of cash consideration and the issuance of restricted ordinary shares. As part of these transactions, the investees were granted the right to repurchase the restricted shares from the Group. Effectively, the Group granted a call option to the investees, which resulted in a corresponding put option liability for the Group.

The put option liabilities are classified as Level 3 fair value measurements under ASC 820, Fair Value Measurement, due to the use of significant unobservable inputs in the valuation. These liabilities are initially measured and subsequently revalued using the Monte Carlo simulation model. The fair value of the put options is sensitive to key assumptions such as expected volatility, risk-free interest rates, the expected term of the options, and assumptions regarding dividend yield. The Group regularly reassesses the fair value of the put options, at least on a semi-annual basis, to reflect changes in market conditions and other relevant factors. Any changes in fair value are recognized in the consolidated statement of comprehensive income (loss) as a gain (loss) on change in fair value of put option liabilities, with a corresponding adjustment to the carrying value of the put option liabilities.

Key unobservable inputs used in the valuation of the put options were as follows:

	Shenma		Beijing Naonao
		As of December 31,		As of December 31,
Assumptions	Initial Valuation	2024	Initial Valuation	2024
Expected volatility	69.56%	69.22%	118.18%	96.74%
Risk-free rate	1.83%	1.10%	2.11%	1.15%
Contractual term (years)	2.00	1.33	3.17	2.34
Dividend yield	0.00%	0.00%	0%	0%

	Shenma		Beijing Naonao
	As of December 31,	As of December 31,	As of December 31,	As of June 30,
Assumptions	2024	2025	2024	2025
Expected volatility	69.22%	53.87%	96.74%	81.73%
Risk-free rate	1.10%	1.22%	1.15%	1.37%
Contractual term (years)	1.33	0.33	2.34	1.5
Dividend yield	0.00%	0.00%	0%	0%

The fair value of the put option liabilities is particularly sensitive to changes in expected volatility and the contractual term. These assumptions are updated regularly to reflect prevailing market conditions and the performance of the investees.

For Beijing Naonao, June 30, 2025 represents the last measurement date, as the put option liability was derecognized on that date upon amendment of the Share Purchase Agreement (see NOTE 12 — CALL OPTION ASSETS).

Put option liabilities are as follows:

	Shenma	Beijing Naonao	Total	Total
	US$	US$	RMB	US$
	(in thousands)
Transaction Date	May 20, 2024	March 26, 2024	—	—
Expiration date	April 30, 2026	May 2, 2027	—	—
Number of investees’’ shares acquired	14,250	—	—	—
Option equity interest	19.00%	21.70%	—	—
The initial valuation of put option liabilities	199	884	7,718	1,083
Balance at December 31, 2024	14	275	1,923	289
Gain on change in fair value of put option liabilities in 2024	185	609	5,795	794

Balance at December 31, 2025	20	—	112	20*
Gain (loss) on change in fair value of put option liabilities in 2025	(6)	39	237	33
Gain on derecognition in 2025**	—	236	1,574	236

* The difference of US$4 in consolidated balance sheets is attributable to fluctuations in the exchange rate. The USD amount is converted from RMB using an exchange rate of 6.9931.

** On June 30, 2025, the Group and Beijing Naonao entered an amendment to the Share Purchase Agreement originally executed on March 26, 2024, pursuant to which the share repurchase terms were removed. As a result, the put option liability and call option asset of Beijing Naonao were both derecognized as of June 30, 2025. Immediately prior to derecognition, the fair value of the put liability was approximately US$0.2 million and the fair value of the call option asset was approximately US$1.0 million (see Note 12. – Call Option Assets). The net loss on derecognition of US$0.8 million, representing the excess of the call option asset derecognized over the put option liability simultaneously derecognized, is included in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2025.